Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.49%
Australia–0.60%
CSL Ltd.	102,836	$21,831,026
Brazil–2.10%
B3 S.A. - Brasil, Bolsa, Balcao	26,140,206	76,539,748
Canada–7.10%
Bank of Nova Scotia (The)	523,772	32,691,669
Canadian National Railway Co.(a)	330,797	35,943,284
CGI, Inc., Class A(b)	1,229,539	111,847,051
Magna International, Inc.	510,319	42,785,642
Ritchie Bros. Auctioneers, Inc.	593,842	35,451,549
		258,719,195
China–11.69%
Alibaba Group Holding Ltd., ADR(b)	386,798	75,499,102
China Feihe Ltd.(c)	5,049,000	9,693,685
China Mengniu Dairy Co. Ltd.	10,186,000	55,278,641
JD.com, Inc., ADR(b)	935,190	66,286,267
Kweichow Moutai Co. Ltd., A Shares	51,574	13,421,360
Prosus N.V.	313,889	27,852,470
Tencent Holdings Ltd.	1,480,600	91,369,813
Wuliangye Yibin Co. Ltd., A Shares	546,576	18,699,099
Yum China Holdings, Inc.	1,096,840	68,212,479
		426,312,916
Denmark–3.03%
Carlsberg A/S, Class B	285,693	52,870,391
Novo Nordisk A/S, Class B	621,438	57,562,598
		110,432,989
France–5.26%
Arkema S.A.	280,980	35,761,586
Kering S.A.	43,699	39,237,660
LVMH Moet Hennessy Louis Vuitton SE	51,391	41,126,085
Pernod Ricard S.A.	151,920	33,530,570
Sanofi	409,136	42,160,670
		191,816,571
Germany–1.88%
Deutsche Boerse AG	266,937	44,578,972
Knorr-Bremse AG	212,419	24,096,120
		68,675,092
Hong Kong–2.08%
AIA Group Ltd.	6,323,600	75,853,882
India–2.15%
HDFC Bank Ltd., ADR	1,112,623	78,517,805
Ireland–4.18%
CRH PLC	1,198,512	59,730,086
Flutter Entertainment PLC(b)	275,275	47,048,172
ICON PLC(b)	188,121	45,764,195
		152,542,453
Italy–2.29%
FinecoBank Banca Fineco S.p.A.(b)	4,653,629	83,330,174
Shares		Value
Japan–12.92%
Asahi Group Holdings Ltd.	698,700	$31,465,482
FANUC Corp.	101,812	22,802,017
Hoya Corp.	369,000	52,099,528
Keyence Corp.	47,200	26,282,103
Koito Manufacturing Co. Ltd.	794,000	48,567,156
Komatsu Ltd.	1,323,900	34,517,547
Nidec Corp.	211,800	23,798,221
Olympus Corp.	3,819,800	78,657,148
SMC Corp.	52,500	31,197,337
Sony Group Corp.	878,500	91,698,922
TIS, Inc.	1,162,700	30,135,197
		471,220,658
Macau–1.28%
Galaxy Entertainment Group Ltd.(b)	6,884,090	46,836,786
Mexico–2.76%
Wal-Mart de Mexico S.A.B. de C.V., Series V	30,568,848	100,768,744
Netherlands–4.76%
ASML Holding N.V.	62,726	47,696,780
Heineken N.V.	343,251	39,975,769
Wolters Kluwer N.V.	753,503	85,949,095
		173,621,644
Singapore–1.07%
United Overseas Bank Ltd.	2,017,566	39,056,629
South Korea–4.35%
NAVER Corp.	197,476	74,565,315
Samsung Electronics Co. Ltd.	1,227,640	83,951,051
		158,516,366
Sweden–5.21%
Investor AB, Class B	4,066,630	100,743,207
Sandvik AB	3,418,136	89,035,601
		189,778,808
Switzerland–4.86%
Kuehne + Nagel International AG, Class R	129,036	43,536,765
Logitech International S.A., Class R	127,298	13,915,881
Nestle S.A.	587,475	74,441,042
Roche Holding AG	117,213	45,326,539
		177,220,227
Taiwan–2.73%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,772,887	99,383,676
United Kingdom–4.37%
Ashtead Group PLC	563,931	42,245,460
Linde PLC	230,854	70,962,211
WPP PLC	3,553,143	45,999,532
		159,207,203
United States–10.82%
Amcor PLC, CDI	4,899,219	56,715,555

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
United States–(continued)
Booking Holdings, Inc.(b)	19,554	$42,593,696
Broadcom, Inc.	222,285	107,897,139
Philip Morris International, Inc.	983,933	98,481,854
Schneider Electric SE	530,757	88,935,810
		394,624,054
Total Common Stocks & Other Equity Interests (Cost $2,157,547,684)		3,554,806,646
Money Market Funds–2.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	33,127,104	33,127,104
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	22,802,293	22,811,414
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	37,859,547	37,859,547
Total Money Market Funds (Cost $93,794,247)		93,798,065
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.06% (Cost $2,251,341,931)		3,648,604,711
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.17%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,849,515	$1,849,515
Invesco Private Prime Fund, 0.12%(d)(e)(f)	4,313,809	4,315,534
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,165,049)		6,165,049
TOTAL INVESTMENTS IN SECURITIES—100.23% (Cost $2,257,506,980)		3,654,769,760
OTHER ASSETS LESS LIABILITIES–(0.23)%		(8,560,284)
NET ASSETS–100.00%		$3,646,209,476
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2021.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,972,261	$230,379,611	$(224,224,768)	$-	$-	$33,127,104	$4,912
Invesco Liquid Assets Portfolio, Institutional Class	20,334,690	162,637,106	(160,160,549)	1,145	(978)	22,811,414	4,988
Invesco Treasury Portfolio, Institutional Class	30,825,441	263,290,984	(256,256,878)	-	-	37,859,547	2,274
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	128,538,060	(126,688,545)	-	-	1,849,515	568*
Invesco Private Prime Fund	-	263,226,349	(258,910,815)	-	-	4,315,534	9,077*
Total	$78,132,392	$1,048,072,110	$(1,026,241,555)	$1,145	$(978)	$99,963,114	$21,819

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$21,831,026	$—	$21,831,026
Brazil	76,539,748	—	—	76,539,748
Canada	258,719,195	—	—	258,719,195
China	209,997,848	216,315,068	—	426,312,916
Denmark	—	110,432,989	—	110,432,989
France	—	191,816,571	—	191,816,571
Germany	—	68,675,092	—	68,675,092
Hong Kong	—	75,853,882	—	75,853,882
India	78,517,805	—	—	78,517,805
Ireland	45,764,195	106,778,258	—	152,542,453
Italy	—	83,330,174	—	83,330,174
Japan	—	471,220,658	—	471,220,658
Macau	—	46,836,786	—	46,836,786
Mexico	100,768,744	—	—	100,768,744
Netherlands	—	173,621,644	—	173,621,644
Singapore	—	39,056,629	—	39,056,629
South Korea	—	158,516,366	—	158,516,366
Sweden	—	189,778,808	—	189,778,808
Switzerland	—	177,220,227	—	177,220,227
Taiwan	—	99,383,676	—	99,383,676
United Kingdom	70,962,211	88,244,992	—	159,207,203
United States	248,972,689	145,651,365	—	394,624,054
Money Market Funds	93,798,065	6,165,049	—	99,963,114
Total Investments	$1,184,040,500	$2,470,729,260	$—	$3,654,769,760
Invesco International Growth Fund